PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2019	2018

Computers	392	282
Office furniture and equipment	132	118
Molds	1,398	914
Leasehold improvements	234	149
	2,156	1,463
Less: accumulated depreciation	(1,221)	(919)
Total property and equipment, net	935	544

Total depreciation and amortization in respect of property and equipment were $302, $184 and $204 for the years ended December 31, 2019, 2018 and 2017 respectively.